RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of related party transactions [Abstract]
Disclosure of transactions between related parties
The following table presents the Company’s outstanding balances with its joint ventures:

	2018	2017
Accounts receivable (Note 4)	$39.5	$54.0
Contracts in progress: assets	14.5	14.2
Other assets	25.4	27.4
Accounts payable and accrued liabilities (Note 9)	9.7	15.3
Contracts in progress: liabilities	3.9	25.9
The following table presents the Company’s transactions with its joint ventures:

	2018	2017
Revenue	$65.2	$71.5
Purchases	2.6	4.0
Other income	1.5	1.8
Compensation of key management personnel
Key management personnel have the ability and responsibility to make major operational, financial and strategic decisions for the Company and include certain executive officers. The compensation of key management for employee services is shown below:

	2018	2017
Salaries and other short-term employee benefits	$7.0	$7.1
Post-employment benefits – defined benefit plans(1)	1.8	1.3
Share-based payments	17.8	16.8
	$26.6	$25.2
(1) Includes net interest on employee benefits obligations.